Asset Retirement Obligations - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Asset Retirement Obligations [Line Items]
Undiscounted cash required to settle the asset retirement obligations, excluding growth for inflation	$ 877	$ 892
Minimum
Asset Retirement Obligations [Line Items]
Discount rate for asset retirement obligations (percent)	2.00%	2.00%
Maximum
Asset Retirement Obligations [Line Items]
Discount rate for asset retirement obligations (percent)	8.40%	8.50%